MORGANTANLEY DEAN WITTER TAX-FREE DAILY INCOME TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048






                                             March 7, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
   File 2-67087
   Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 26, 2001.

                                             Very truly yours,
                                             /s/Todd Lebo
                                             Todd Lebo
                                             Assistant Secretary



cc: Larry Greene
   Barry Fink